(ICON)

Prudential
Municipal
Series Fund

Maryland Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
Maryland Series

Performance At A Glance.
Municipal bond prices rose higher during the six months ended
February 28, 1998 as investors cheered the unusually subdued inflation in the U.S. but fretted over an economic crisis in
Asia. Your Prudential Municipal Series Fund --
Maryland Series
produced competitive returns with comparable funds tracked by
Lipper Analytical Services because of its considerable investment in noncallable bonds that gained sharply as tax-exempt interest rates fell. In addition, we increased your Series' holdings of high-coupon bonds rated
BBB.

Cumulative Total Returns1
As of 2/28/98
              Six      One         Five
Ten              Since
             Months    Year        Years
Years           Inception2
Class A       4.87%    8.87%   31.38% (31.14)
N/A               74.47% (74.16)
Class B       4.66     8.34    28.78  (28.55)
92.36% (91.67)   147.40 (142.12)
Class C       4.53     8.07    N/A
N/A               24.76  (24.54)
Lipper MD
Muni Avg.3    4.62     8.55    32.21
103.13                 ***

Average Annual Total Returns1
As of 3/31/98
             One       Five             Ten
Since
             Year      Years           Years
Inception2
Class A      6.98%   5.21% (5.17)   N/A
6.63% (6.61)
Class B      4.84    5.27  (5.23)   6.86% (6.82)
7.11  (6.92)
Class C      8.57    N/A            N/A
6.20  (6.15)

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
        Total Distributions   30-Day
At Tax Rates Of
         Paid for Six Mos.   SEC Yield
36%              39.6%
Class A       $0.28            3.64%
5.98%             6.34%
Class B       $0.26            3.35
5.51              5.84
Class C       $0.25            3.10
5.10              5.40

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Series charges a
maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for Class B shares.
Class C
shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2 Inception dates: Class A, 1/22/90; Class B,
1/22/85; and
Class C, 8/1/94.

3 The Lipper Maryland Municipal Bond fund average includes all funds in each share class for the six-month, 1-, 5-, and 10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class
A shares is 78.17%; for Class B is 156.34%; and for Class
C is 27.80% for all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

James M. Murphy, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests in carefully selected, long-term municipal bonds that offer a high level of current income exempt form Maryland state and federal income taxes, consistent with preservation of capital.
Certain shareholders may be subject to the federal alternative minimum tax (AMT), however, because some of the Series' bonds may be AMT eligible. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?

Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.
Asian Contagion
Lifts Muni Bonds.

Maryland's broad-based, growing economy, history of sound financial management and moderate debt burden are among the reasons that the Free State's general obligation bonds still merit the top AAA rating.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, shook the region. Investors began selling Asian stocks and emerging market bonds and sought refuge in U.S. Treasury securities. The ensuing rally in U.S. Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also bid up municipal bonds, believing that Asian difficulties would help keep a lid on inflation in the U.S., protecting the value of their fixed income investments.

By mid-January,  the Bond Buyer Revenue Bond
Index, a widely
watched gauge of tax-exempt yields, reached a record low of
5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since
1977. Cash poured into U.S. Treasuries as investors worried over the failure of Hong Kong's largest investment bank.
Thus, developments in Asia indirectly aided municipal bonds by boosting U.S.Treasury bond prices.

During the reporting period, we continued to emphasize noncallable bonds, which comprised more than 40% of your
Series' total investments. This strategy worked well as prices of noncallable bonds climb very rapidly when interest rates decline, because the bonds cannot be retired early.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)


What Went Well.
A Great Combination.

Besides the solid price gains on noncallable bonds, we enhanced your Series' performance by investing in bonds rated BBB that provide attractive yields and a steady stream of tax-exempt income. For example, Maryland Health and Higher Educational Facilities Authority issued bonds in November for the Kennedy Krieger Institute, a pediatric hospital. We jumped at the chance to buy them, since higher yielding bonds can be hard to find in Maryland.
Indeed,
bonds in this rating category, climbed to 25% of your Series total investments as of February 28, from about
17% at the
start of the reporting period. (Nevertheless, bonds rated
AAA or AA still dominate the portfolio.)

As the market rally accelerated and yields continued to fall, investor appetite increased for higher yielding bonds. This growing demand pushed down yields on lower investment grade bonds until their prices rose closer to that of insured bonds, which are rated AAA. So bonds in the BBB rating category provided good income as well as price gains, a great combination.

Five Largest Issuers.
5.9%   Montgomery County
5.7%   Maryland State Trans.
       Auth. - B.W.I. Airport
4.4%   Charles County
4.1%   Harford County
3.7%   Prince Georges County
       Potomac Elec. Proj.

Expressed as a percentage of net assets
as of 2/28/98.

And Not So Well.
Higher Yields
Were Scarce.

While we were pleased with our purchase of Kennedy Krieger bonds, we longed for even more opportunities to buy lower investment grade debt securities with sizable yields. Finding these, however, presents a challenge because of the generally high credit quality of bonds in Maryland. A growing number of new tax-exempt bonds are issued with insured interest and principal payments, so they are rated AAA. Moreover, Maryland's strong economy (the best in more than a decade ) provides favorable conditions in which the bonds of many counties, districts and cities continue to merit good ratings without insurance.
Although this trend is admirable, it meant that your Series had to get along with fewer higher yielding bonds than we preferred.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

Looking Ahead.
The U.S. economic expansion remained firmly on track in the first two months of the year as about 600,000 new jobs were created and the unemployment rate edged down to 4.6%.
While the economy got off to a good start, growth may decelerate because demand for U.S. exports is already dwindling in Asian countries such as Indonesia.
This
slackening supports our belief that U.S.
monetary
policy will stay unchanged in the near future as the economy gradually loses steam and inflation remains subdued. Although this scenario will likely benefit the bond market, we plan to keep your Series' duration more in line with its competition while we monitor the situation and hunt for bonds with hefty yields.

                           1

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates &
Exclusions. Long-term
rates are down. Is your portfolio positioned to
benefit? Also,
new rules allow you to keep more of the profit
from the sale
of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-
free
distributions and does not require mandatory
withdrawals,
which should be of particular interest to
retirees seeking
to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a
traditional IRA, but
specifically designed for higher education. The
new law
also creates credits and deductions to help
defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and
contribution
limits have been broadened, as has the list for
penalty-free
early withdrawals, including first-time home
buyers.

As you can see, what you don't know may cost you! That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

                              2

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           MARYLAND
SERIES
------------------------------------------------
--------------------------------


Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
LONG-TERM INVESTMENTS--102.0%
------------------------------------------------
------------------------------------------------
------------------------------
Baltimore, Maryland
   Conv. Ctr. Rev., F.G.I.C.
Aaa          5.75%        9/01/08   $  1,075
$ 1,153,238
   Econ. Dev. Lease Rev., Armistead Partnership
BBB+(c)      7.00         8/01/11      1,000
1,107,030
   Gen. Oblig., Cons. Pub. Impt., Ser. A,
F.G.I.C.                 Aaa          7.25
10/15/05      1,000         1,189,800
Calvert Cnty. Poll. Cntrl. Rev., Baltimore Gas &
Elec Co.
   Proj.
A2           5.55         7/15/14      1,000
1,041,820
Charles Cnty. Gen. Oblig.
Aa3          5.50         3/01/05        665
715,773
Charles Cnty. Gen. Oblig.
Aa3          5.50         3/01/06        695
751,990
Harford Cnty. Gen. Oblig.
Aa           5.50         3/01/06      1,250
1,352,500
Howard Cnty. Met. Dist. Proj., Ser. A
Aaa          4.75         2/15/27        500
472,935
Kent Cnty. Coll. Rev., Washington Coll. Proj.
Baa2         7.70         7/01/18        500
533,080
Maryland St. Hlth. & Higher Edl. Facs. Auth.
Rev.,
   Broadmead Retirement Community
NR           5.50         7/01/17        500
511,835
   Doctor's Comn. Hosp.
Baa2         5.50         7/01/24      1,000
1,008,900
   Howard Cnty. Gen. Hosp.
Baa1         5.50         7/01/21        900
911,421
   Kennedy Krieger Hosp.
Baa1         5.50         7/01/18      1,000
1,021,520
   Mercy Medical Center, F.S.A.
Aaa          5.75         7/01/26      1,000
1,059,930
   Pickersgill Retirement Ctr., Ser. A
A-(c)        5.85         1/01/10        600
646,314
Maryland St. Hsg. & Cmnty. Dev. Admin., Sngl.
Fam. Mtge. Rev.
   Prog., Sixth Ser., A.M.T.
Aa           7.125        4/01/14        535
557,834
Maryland St. Ind. Dev. Fin. Auth. Rev., Amer.
Ctr. for
   Physics
BBB(c)       6.625        1/01/17      1,000
1,083,680
Maryland St. Trans. Auth., Baltimore-Washington
Int'l. Arpt.,
   A.M.T., F.G.I.C.
Aaa          6.25         7/01/14      1,750 (e)
1,906,118
Maryland Wtr. Qual. Fin. Admin., Revolving Loan
Fund Rev.,
   Ser. A
Aa2          5.90         9/01/04        565
618,884
Montgomery Cnty.,
   Econ. Dev. Rev., 1st Mtge., Bullis Schl. Inc.
Facs., Ser.
      A
BBB(c)       5.60        11/01/22        400
406,392
   Gen. Oblig., Cons. Pub. Impvt.
Aaa          9.75         6/01/01        450 (e)
528,552
   Gen. Oblig., Cons. Pub. Impvt., Ser. A
Aaa          5.75        10/01/07      1,300 (e)
1,427,608
   Sngl. Fam. Mtge. Rev., Ser. B, A.M.T.
Aa2          6.05         7/01/27      1,000
1,050,190
Northeast Maryland Waste Disp. Auth., Solid
Waste Rev.,
   Baltimore City Sludge Proj.
NR           7.25         7/01/07        847
935,884
   Montgomery Cnty. Res. Rec. Proj.
A            6.00         7/01/07      1,000
1,097,330
Prince Georges Cnty.,
   Gen. Oblig., Cons. Pub. Impvt.
A1           5.25        10/01/11      1,000
1,059,910
   Hosp. Rev., Dimensions Hlth. Corp.
A3           5.375        7/01/14      1,000
1,019,110
   Hsg. Auth. Mtge. Rev., Langley Gardens Apts.
Proj.,
      A.M.T., G.N.M.A.
AAA(c)       5.75         8/20/29        500
509,365
   Poll. Cntrl. Rev., Ref., Potomac Elec. Proj.,
M.B.I.A.          Aaa          5.75
3/15/10      1,100         1,218,140
   Stormwater Mgmt.
Aa3          6.50         3/15/03        840
929,485

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           MARYLAND
SERIES
------------------------------------------------
--------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Puerto Rico Commonwealth,
   Gen. Oblig., Cap. Apprec. Ref. Pub. Impvt.
Baa1         Zero         7/01/15    $ 1,000
$   421,040
   Hwy. & Trans. Auth. Rev., Ser A, A.M.B.A.C.
Aaa          Zero         7/01/18      2,500
902,675
Puerto Rico Ind. Tourist Edl., Med. & Env. Ctl.
Facs.,
   Mennonite Gen. Hosp. Proj., Ser. A
BBB-(c)      5.625 %      7/01/27        500
511,135
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa          7.168 (d)    1/16/15      1,000 (e)
1,076,250
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp.,
   F.S.A.
Aaa          6.50         9/01/12      1,000 (e)
1,183,150
Washington D.C., Metro. Area Transit Auth. Rev.,
F.G.I.C.          Aaa          6.00
7/01/08      1,000 (e)     1,125,550

-----------
Total long-term investments (cost $30,762,312)
33,046,368

-----------
SHORT-TERM INVESTMENTS--0.9%
Maryland Natl. Cap. Pk. & Planning Comn., Ser. V-
2                 A1+(c)       3.70
3/02/98        100           100,000
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
F.R.W.D.          VMIG1        2.90
3/04/98        200           200,000

-----------
Total short-term investments (cost $300,000)
300,000

-----------
Total Investments--102.9%
(cost $31,062,312; Note 4)
33,346,368
Liabilities in excess of other assets--(2.9)%
(931,456)

-----------
Net Assets--100%
$32,414,912

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
  A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
  A.M.T.--Alternative Minimum Tax.
  F.G.I.C.--Financial Guaranty Insurance
Company.
  F.R.W.D.--Floating Rate (Weekly) Demand Note
(b).
  F.S.A.--Financial Security Assurance.
  G.N.M.A.--Government National Mortgage
Association.
  M.B.I.A.--Municipal Bond Insurance
Association.
(b) For purposes of amortized cost valuation,
the maturity date of Floating Rate
    Demand Notes is considered to be the later
of the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is
inversely indexed to a floating
    interest rate. The rate shown is the rate at
year-end.
(e) Securities segregated as collateral for
futures contracts.
NR - Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     4

                                      PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                           MARYLAND
SERIES
------------------------------------------------
--------------------------------

Assets
February 28, 1998

-----------------
Investments, at value (cost
$31,062,312)....................................
 .............................
$33,346,368
Cash............................................
 ................................................
 .........              91,068
Interest
receivable......................................
 ................................................
491,266
Receivable for Series shares
sold............................................
 ............................              16,164
Other
assets..........................................
 ................................................
 ...                 750

-----------------
   Total
assets..........................................
 ................................................
33,945,616

-----------------
Liabilities
Payable for investments
purchased.......................................
 .................................
1,382,882
Accrued
expenses........................................
 ................................................
 .              99,042
Payable for Series shares
reacquired......................................
 ...............................
13,233
Management fee
payable.........................................
 ..........................................
12,469
Dividends
payable.........................................
 ...............................................
11,911
Distribution fee
payable.........................................
 ........................................
6,639
Deferred trustee's
fees............................................
 ......................................
3,778
Due to broker-variation
margin..........................................
 .................................
750

-----------------
   Total
liabilities.....................................
 ................................................
1,530,704

-----------------
Net
Assets..........................................
 ................................................
 .....         $32,414,912

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.............................................
 ....................         $    28,828
   Paid-in capital in excess of
par.............................................
 .........................          29,956,875

-----------------

29,985,703
   Accumulated net realized gain on
investments.....................................
 .....................             147,153
   Net unrealized appreciation on
investments.....................................
 .......................           2,282,056

-----------------
Net assets, February 28,
1998............................................
 ................................
$32,414,912

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($18,971,019 / 1,688,073 shares of
beneficial interest issued and
outstanding).....................
$11.24
   Maximum sales charge (3% of offering
price)..........................................
 .................                 .35

-----------------
   Maximum offering price to
public..........................................
 ............................
$11.59

-----------------

-----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($13,372,995 / 1,188,416 shares of
beneficial interest issued and
outstanding).....................
$11.25

-----------------

-----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($70,898 / 6,300 shares of beneficial
interest issued and
outstanding).............................
$11.25

-----------------

-----------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MARYLAND SERIES
Statement of Operations (Unaudited)
------------------------------------------------
------------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................
$   893,687
                                              --
---------------
Expenses
   Management fee..........................
81,044
   Distribution fee--Class A...............
9,359
   Distribution fee--Class B...............
34,078
   Distribution fee--Class C...............
259
   Custodian's fees and expenses...........
34,000
   Registration fees.......................
17,000
   Reports to shareholders.................
15,000
   Transfer agent's fees and expenses......
15,000
   Audit fee and expenses..................
5,000
   Legal fees and expenses.................
5,000
   Trustees' fees and expenses.............
2,000
   Miscellaneous...........................
3,058
                                              --
---------------
      Total expenses.......................
220,798
                                              --
---------------
Net investment income......................
672,889
                                              --
---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
263,509
   Financial futures contract
      transactions.........................
(49,923)
                                              --
---------------

213,586
                                              --
---------------
Net change in unrealized appreciation
(depreciation) of:
   Investments.............................
641,000
   Financial futures contracts.............
(2,000)
                                              --
---------------

639,000
                                              --
---------------
Net gain on investments....................
852,586
                                              --
---------------
Net Increase in Net Assets
Resulting from Operations..................
$ 1,525,475
                                              --
---------------
                                              --
---------------

PRUDENTIAL MUNICIPAL SERIES FUND
MARYLAND SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------
------------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)               February 28,
August 31,
in Net Assets                         1998
1997
Operations
   Net investment income......    $     672,889
$  1,522,422
   Net realized gain on
      investment
      transactions............          213,586
78,313
   Net change in unrealized
      appreciation of
      investments.............          639,000
1,152,180
                                ----------------
-    ------------
   Net increase in net assets
      resulting from
      operations..............        1,525,475
2,752,915
                                ----------------
-    ------------
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income
      Class A.................         (404,407)
(856,637)
      Class B.................         (267,213)
(663,966)
      Class C.................           (1,269)
(1,819)
                                ----------------
-    ------------
                                       (672,889)
(1,522,422)
                                ----------------
-    ------------
   Distributions in excess of
      net investment income
      Class A.................           (3,054)
(10,676)
      Class B.................           (2,144)
(9,184)
      Class C.................              (11)
(28)
                                ----------------
-    ------------
                                         (5,209)
(19,888)
                                ----------------
-    ------------
   Distributions from net
      realized gains
      Class A.................          (61,079)
(229,545)
      Class B.................          (42,884)
(197,458)
      Class C.................             (225)
(597)
                                ----------------
-    ------------
                                       (104,188)
(427,600)
                                ----------------
-    ------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold....................          644,903
767,369
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........          519,354
1,326,652
   Cost of shares
      reacquired..............       (2,530,529)
(6,736,831)
                                ----------------
-    ------------
   Net decrease in net assets
      from Series share
      transactions............       (1,366,272)
(4,642,810)
                                ----------------
-    ------------
Total decrease................         (623,083)
(3,859,805)
Net Assets
Beginning of period...........       33,037,995
36,897,800
                                ----------------
-    ------------
End of period.................    $  32,414,912
$ 33,037,995
                                ----------------
-    ------------
                                ----------------
-    ------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                            MARYLAND
SERIES
------------------------------------------------
--------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18,
1984 and consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Maryland Series (the 'Series')
commenced investment operations
on January 22, 1985. The Series is diversified
and seeks to achieve its
investment objective of obtaining the maximum
amount of income exempt from
federal and applicable state income taxes with
the minimum of risk by investing
in 'investment grade' tax-exempt securities
whose ratings are within the four
highest ratings categories by a nationally
recognized statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic or political developments
in a specific state, industry or
region.
------------------------------------------------
------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Fund values municipal
securities (including
commitments to purchase such securities on a
'when-issued' basis) on the basis
of prices provided by a pricing service which
uses information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its
fair value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than
60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of debt securities at a set
price for delivery on a future date. Upon
entering into a financial futures
contract, the Series is required to pledge to
the broker an amount of cash
and/or other assets equal to a certain
percentage of the contract amount. This
amount is known as the 'initial margin.'
Subsequent payments, known as
'variation margin,' are made or received by the
Series each day, depending on
the daily fluctuations in the value of the
underlying security. Such variation
margin is recorded for financial statement
purposes on a daily basis as
unrealized gain or loss. When the contract
expires or is closed, the gain or
loss is realized and is presented in the
statement of operations as net realized
gain (loss) on financial futures contracts. The
Series invests in financial
futures contracts in order to hedge its existing
portfolio securities or
securities the Series intends to purchase,
against fluctuations in value caused
by changes in prevailing interest rates. Should
interest rates move
unexpectedly, the Series may not achieve the
anticipated benefits of the
financial futures contracts and may realize a
loss. The use of futures
transactions involves the risk of imperfect
correlation in movements in the
price of futures contracts, interest rates and
the underlying hedged assets.
Securities Transactions and Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments
to interest income. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each
class of shares based upon the
relative proportion of net assets of each class
at the beginning of the day.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial
Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies. The
effect of applying this statement was to
increase undistributed net investment
income by $5,209 and decrease accumulated
realized gains by $5,209. The current
year effect of applying the Statement of
Position was due to the sale of
securities purchased with market discount. Net
investment income, net realized
gains and net assets were not affected by this
change.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the
Internal Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually. Income
distributions and capital gain
distributions are determined in accordance with
income tax
------------------------------------------------
--------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                             MARYLAND
SERIES
------------------------------------------------
--------------------------------
regulations which may differ from generally
accepted accounting principles.
------------------------------------------------
------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's service, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily
and payable monthly, at an annual
rate of .50 of 1% of the average daily net
assets of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by PSI.
The distribution fees are accrued daily and
payable monthly.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class
A, B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $4,000 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six
months ended February 28, 1998, it
received approximately $12,400 in contingent
deferred sales charges imposed upon
certain redemptions by Class B shareholders.
PIFM, PIC and PSI are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Series has not borrowed any amounts pursuant to
the Agreement during the six
months ended February 28, 1998. The Funds pay a
commitment fee at an annual rate
of .055 of 1% on the unused portion of the
credit facility. The commitment fee
is accrued and paid quarterly on a pro rata
basis by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
------------------------------------------------
------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$10,400 for the services of
PMFS. As of February 28, 1998, approximately
$1,700 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
------------------------------------------------
------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February
28, 1998 were $5,746,152 and
$5,473,859, respectively.
The cost basis of investments for federal income tax purposes at February 28,
1998 was substantially the same as for financial reporting purposes and, accordingly net unrealized appreciation of investments for federal income tax purposes was $2,284,056 (gross unrealized appreciation--$2,298,906; gross unrealized depreciation $14,850).
During the six months ended February 28, 1998, the Series entered into financial future contracts. Details of open contracts at February 28, 1998 are as follows:

Value at        Value at        Unrealized
  Number of                       Expiration
February 28,       Trade        Appreciation/
  Contracts           Type           Date
1998            Date        (Depreciation)
--------------    ------------    ----------
------------     ----------     --------------
Short Position:
16                Muni Bond       June 1998
$1,950,500      $1,957,750        $  7,250
Long Position:
8                 U.S. T-Bond     June 1998
963,750         973,000          (9,250)

-------

$ (2,000)

-------

-------

------------------------------------------------
--------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                             MARYLAND
SERIES
------------------------------------------------
--------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class
B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and fiscal year ended August 31, 1997 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended February 28, 1998:
Shares sold........................       14,462
$    160,587
Shares issued in reinvestment of
  dividends........................       28,116
313,812
Shares reacquired..................
(117,001)     (1,302,733)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................
(74,423)       (828,334)
Shares issued upon conversion from
  Class B..........................       73,300
815,987
                                      ----------
------------
Net decrease in shares
  outstanding......................
(1,123)   $    (12,347)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................       20,673
$    224,724
Shares issued in reinvestment of
  dividends........................       69,189
749,136
Shares reacquired..................
(344,495)     (3,737,905)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................
(254,633)     (2,764,045)
Shares issued upon conversion from
  Class B..........................      236,576
2,564,070
                                      ----------
------------
Net decrease in shares
  outstanding......................
(18,057)   $   (199,975)
                                      ----------
------------
                                      ----------
------------
Class B                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended February 28, 1998:
Shares sold........................       43,576
$    484,316
Shares issued in reinvestment of
  dividends........................       18,291
204,366
Shares reacquired..................
(110,404)     (1,227,796)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................
(48,537)       (539,114)
Shares reacquired upon conversion
  into
  Class A..........................
(73,169)       (815,987)
                                      ----------
------------
Net decrease in shares
  outstanding......................
(121,706)   $ (1,355,101)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................       47,087
$    508,644
Shares issued in reinvestment of
  dividends........................       53,118
575,850
Shares reacquired..................
(275,123)     (2,982,939)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................
(174,918)     (1,898,445)
Shares reacquired upon conversion
  into Class A.....................
(236,258)     (2,564,070)
                                      ----------
------------
Net decrease in shares
  outstanding......................
(411,176)   $ (4,462,515)
                                      ----------
------------
                                      ----------
------------
Class C
-----------------------------------
Six months ended February 28, 1998:
Shares sold........................           --
$         --
Shares issued in reinvestment of
  dividends........................          105
1,176
Shares reacquired..................           --
--
                                      ----------
------------
Net increase in shares
  outstanding......................          105
$      1,176
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................        3,134
$     34,001
Shares issued in reinvestment of
  dividends........................          153
1,666
Shares reacquired..................
(1,479)        (15,987)
                                      ----------
------------
Net increase in shares
  outstanding......................        1,808
$     19,680
                                      ----------
------------
                                      ----------
------------

------------------------------------------------
--------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MARYLAND SERIES
------------------------------------------------
--------------------------------

Class A

------------------------------------------------
-----------------------

Six Months

Ended                         Year Ended August
31,

February 28,     -------------------------------
-----------------------

1998          1997        1996        1995
1994        1993

------------     -------     -------     -------
-------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  10.99       $
10.74     $ 10.66     $ 10.66     $ 11.64
$11.11

------       -------     -------     -------
-------     ------
Income from investment operations
Net investment
income...............................
 .24           .49(a)      .51(a)      .53(a)
 .57        .62
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .29           .39         .08         .10
(.77)       .65

------       -------     -------     -------
-------     ------
   Total from investment
operations.................           .53
 .88         .59         .63        (.20)
1.27

------       -------     -------     -------
-------     ------
Less distributions
Dividends from net investment
income................          (.24)
(.49)       (.51)       (.53)       (.57)
(.62)
Distributions in excess of net investment
income....            --(c)       (.01)
--          --          --         --
Distributions from net realized
gains...............          (.04)
(.13)         --        (.10)       (.21)
(.12)

------       -------     -------     -------
-------     ------
   Total
distributions..............................
(.28)         (.63)       (.51)       (.63)
(.78)      (.74)

------       -------     -------     -------
-------     ------
Net asset value, end of
period......................      $  11.24
$ 10.99     $ 10.74     $ 10.66     $ 10.66
$11.64

------       -------     -------     -------
-------     ------

------       -------     -------     -------
-------     ------
TOTAL
RETURN(b):....................................
4.87%         8.38%       5.58%       6.32%
(1.75)%    11.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................      $ 18,971
$18,558     $18,339     $17,726     $ 2,709
$2,930
Average net assets
(000)............................      $ 18,872
$18,970     $18,484     $11,341     $ 2,877
$2,068
Ratios to average net assets:
   Expenses, including distribution
fees............          1.19%(d)      1.12%(a)
1.10%(a)    1.30%(a)     .95%       .96%
   Expenses, excluding distribution
fees............          1.09%(d)      1.02%(a)
1.00%(a)    1.20%(a)     .85%       .86%
   Net investment
income............................
4.32%(d)      4.52%(a)    4.69%(a)    4.96%(a)
5.18%      5.51%
For Class A, B and C shares:
   Portfolio turnover
rate..........................            17%
30%         42%         49%         40%
41%

---------------
(a)  Net of management fee waiver.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     10

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MARYLAND SERIES
------------------------------------------------
--------------------------------

Class B

------------------------------------------------
-------------------------

Six Months

Ended                          Year Ended August
31,

February 28,     -------------------------------
-------------------------

1998           1997        1996        1995
1994        1993

------------     --------     -------     ------
-     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  11.00       $
10.75     $ 10.67     $ 10.67     $ 11.65     $
11.12

------       --------     -------     -------
-------     -------
Income from investment operations
Net investment
income...............................
 .22            .45(a)      .47(a)      .49(a)
 .53         .58
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .29            .39         .08         .10
(.77)        .65

------       --------     -------     -------
-------     -------
   Total from investment
operations.................           .51
 .84         .55         .59        (.24)
1.23

------       --------     -------     -------
-------     -------
Less distributions
Dividends from net investment
income................          (.22)
(.45)       (.47)       (.49)       (.53)
(.58)
Distributions in excess of net investment
income....            --(c)        (.01)
--          --          --          --
Distributions from net realized
gains...............          (.04)
(.13)         --        (.10)       (.21)
(.12)

------       --------     -------     -------
-------     -------
   Total
distributions..............................
(.26)          (.59)       (.47)       (.59)
(.74)       (.70)

------       --------     -------     -------
-------     -------
Net asset value, end of
period......................      $  11.25
$  11.00     $ 10.75     $ 10.67     $ 10.67
$ 11.65

------       --------     -------     -------
-------     -------

------       --------     -------     -------
-------     -------
TOTAL
RETURN(b):....................................
4.66%          7.94%       5.16%       5.88%
(2.13)%     11.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................      $ 13,373       $
14,412     $18,512     $21,414     $51,198
$57,598
Average net assets
(000)............................      $ 13,744
$ 16,113     $19,898     $33,497     $55,223
$53,780
Ratios to average net assets:
   Expenses, including distribution
fees............          1.59%(d)
1.52%(a)    1.50%(a)    1.55%(a)    1.35%
1.36%
   Expenses, excluding distribution
fees............          1.09%(d)
1.02%(a)    1.00%(a)    1.05%(a)     .85%
 .86%
   Net investment
income............................
3.92%(d)       4.12%(a)    4.30%(a)    4.84%(a)
4.77%       5.11%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MARYLAND SERIES
------------------------------------------------
--------------------------------

Class C

------------------------------------------------
--------------------------

August 1,

Six Months
1994(d)

Ended                   Year Ended August 31,
through

February 28,     -------------------------------
-----------     August 31,

1998           1997           1996
1995            1994

------------     --------     ------------     -
-----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  11.00       $
10.75        $10.67          $  10.67        $
10.70

------       --------         -----            -
-----       ----------
Income from investment operations
Net investment
income...............................
 .21            .42(a)        .44(a)
 .47(a)          .05
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .29            .39           .08
 .10            (.03)

------       --------         -----            -
-----       ----------
   Total from investment
operations.................           .50
 .81           .52               .57
 .02

------       --------         -----            -
-----       ----------
Less distributions
Dividends from net investment
income................          (.21)
(.42)         (.44)             (.47)
(.05)
Distributions in excess of net investment
income....            --(e)        (.01)
--                --              --
Distributions from net realized
gains...............          (.04)
(.13)           --              (.10)
--

------       --------         -----            -
-----       ----------
   Total
distributions..............................
(.25)          (.56)         (.44)
(.57)           (.05)

------       --------         -----            -
-----       ----------
Net asset value, end of
period......................      $  11.25
$  11.00        $10.75          $  10.67
$  10.67

------       --------         -----            -
-----       ----------

------       --------         -----            -
-----       ----------
TOTAL
RETURN(c):....................................
4.53%          7.68%         4.90%
5.62%            .07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................      $     71       $
68        $   47          $     52        $
102
Average net assets
(000)............................      $     70
$     49        $   43          $     58
$     31
Ratios to average net assets:
   Expenses, including distribution
fees............          1.84%(b)
1.77%(a)      1.75%(a)          1.82%(a)
2.21%(b)
   Expenses, excluding distribution
fees............          1.09%(b)
1.02%(a)      1.00%(a)          1.07%(a)
1.47%(b)
   Net investment
income............................
3.67%(b)       3.72%(a)      4.05%(a)
4.55%(a)        4.75%(b)

---------------
(a) Net of management fee waiver.
(b) Annualized.
(c) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(d) Commencement of offering of Class C shares.
(e) Less than $.005 per share.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about
the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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